Lines Of Business (Narrative)(Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cement Business [Member]
Segment Reporting Information [Line Items]
Depreciation and depletion	$ 7,580,000	$ 7,160,000	$ 7,200,000
Capital expenditures	10,700,000	6,000,000	4,200,000
Ready-Mixed Concrete Business [Member]
Segment Reporting Information [Line Items]
Depreciation and depletion	3,700,000	3,700,000	3,400,000
Capital expenditures	$ 5,000,000	$ 1,300,000	$ 2,700,000